Acquisition - Additional Information (Detail) - Lasting $ in Thousands	Nov. 01, 2020 USD ($)
Total cash consideration	$ 10,685
Non-competition agreements [Member]
Total consideration	$ 900
Amortization period	3 years 2 months 1 day